TAXATION - Valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Beginning balance	¥ 84,879	$ 11,629	¥ 88,640
Decrease in valuation allowance	63,300	8,700	(3,760)	¥ (35,243)
Ending balance	¥ 148,189	$ 20,302	¥ 84,879	¥ 88,640